Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
Accrued external research, development and manufacturing costs	$ 13,955	$ 48,590
Accrued professional and consultant fees	1,153	2,155
Accrued employee compensation	5,985	4,945
Other	818	587
Accrued expenses	$ 21,911	$ 56,277